S000000886 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	71 Months Ended	120 Months Ended	269 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
INVESTOR CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent		9.21%	6.72%		12.64%
Performance Inception Date						Jul. 28, 2003
INVESTOR CLASS SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.62%	5.03%		10.63%
Performance Inception Date						Jul. 28, 2003
INVESTOR CLASS SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.34%	4.98%		9.96%
Performance Inception Date						Jul. 28, 2003
INVESTOR CLASS SHARES | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%		14.29%
INVESTOR CLASS SHARES | Russell Microcap® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.98%	7.32%		9.58%
INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent		9.38%	6.84%	12.15%
Performance Inception Date				Jan. 31, 2020
INSTITUTIONAL CLASS SHARES | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.64%
INSTITUTIONAL CLASS SHARES | Russell Microcap® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.98%	7.32%	10.51%

[1]	All rights in the Russell 3000 and Russell Microcap indexes vest in the relevant LSE Group company, which owns these indexes. Russell® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. These indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on, or any error in these indexes or (b) investment in or operation of the Fund or the suitability of these indexes for the purpose they are being used herein.